Deferred tax (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits
Schedule of deferred taxes

        Deferred tax assets and deferred tax liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset):

	2018 £'000	2017 £'000
US deferred tax assets	(63,974)	(142,107)
UK deferred tax liabilities	28,559	20,828

At 30 June	(35,415)	(121,279)

        The movement in deferred tax assets and deferred tax liabilities during the year is as follows:

	2018 £'000	2017 £'000
At 1 July	(121,279)	(131,096)
Expensed/(credited) to income statement (note 10)	63,425	(7,115)
Expensed to other comprehensive income	21,892	16,932
Reclassification to tax receivable	547	—

At 30 June	(35,415)	(121,279)

US
Disclosure of temporary difference, unused tax losses and unused tax credits
Schedule of movement in deferred tax assets and deferred tax liabilities

	Foreign tax credits £'000	Net operating losses £'000	Unrealized foreign exchange and derivative movements £'000	Intangible assets £'000	Deferred revenue £'000	Other(1) £'000	Total £'000
At 1 July 2016	(26,776)	(21,658)	(27,838)	(60,591)	(5,163)	(3,434)	(145,460)
(Credited)/expensed to income statement (note 10)	(14,354)	20,588	(5,702)	13,344	(10,296)	(1,991)	1,589
Expensed to other comprehensive income (note 10)	1,083	—	681	—	—	—	1,764

At 30 June 2017	(40,047)	(1,070)	(32,859)	(47,247)	(15,459)	(5,425)	(142,107)
Expensed/(credited) to income statement (note 10)	13,504	(2,096)	11,931	26,026	7,732	2,869	59,966
(Credited)/expensed to other comprehensive income (note 10)	(4,271)	(233)	22,124	—	—	—	17,620
Reclassification to tax receivable	—	—	—	—	—	547	547

At 30 June 2018	(30,814)	(3,399)	1,196	(21,221)	(7,727)	(2,009)	(63,974)

(1)

The "Other" deferred tax asset balance of £2,009,000 primarily comprises bad debt provision not allowed until written off of £2,017,000, provisions not allowed until paid of £3,747,000, and upwards revaluation of tax bases of real estate at the time of the IPO in 2012 of £2,830,000, partially offset by temporary differences arising on depreciation of £6,704,000.

UK
Disclosure of temporary difference, unused tax losses and unused tax credits
Schedule of movement in deferred tax assets and deferred tax liabilities

	Accelerated tax depreciation £'000	Rolled over gain on player disposal £'000	Non qualifying property £'000	Property fair value adjustment £'000	Net operating losses £'000	Other(1) £'000	Total £'000
At 1 July 2016	684	3,258	12,605	14,829	(1,795)	(15,217)	14,364
Expensed/(credited) to income statement (note 10)	152	1,918	(704)	(1,253)	1,768	(10,585)	(8,704)
Expensed to other comprehensive income (note 10)	—	—	—	—	—	15,168	15,168

At 30 June 2017	836	5,176	11,901	13,576	(27)	(10,634)	20,828
(Credited)/expensed to income statement (note 10)	(31)	2,213	(3)	(429)	(85)	1,794	3,459
Expensed to other comprehensive income (note 10)	—	—	—	—	—	4,272	4,272

At 30 June 2018	805	7,389	11,898	13,147	(112)	(4,568)	28,559

(1)	The "Other" deferred tax asset balance of £4,568,000 primarily comprises losses carried forward arising from UK tax legislation introduced during the year ended 30 June 2017.